Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.0005625	¥ 0.0005625
Ordinary shares, shares authorized | shares	[1]	10,000,000,000	533,333,333
Class A Ordinary Shares
Ordinary shares, shares issued | shares	[1]	35,664,228	5,922,152
Ordinary shares, shares outstanding | shares	[1]	35,664,228	5,922,152
Class B Ordinary Shares
Ordinary shares, shares issued | shares	[1]	87,186	87,186
Ordinary shares, shares outstanding | shares	[1]	87,186	87,186
Class C Ordinary Shares
Ordinary shares, shares issued | shares	[1]	15,159	1,258
Ordinary shares, shares outstanding | shares	[1]	15,159	1,258
VIE
Accounts payable (in Dollars and Yuan Renminbi)		¥ 98,175	¥ 319,606
Amounts due to related parties including amounts due to related parties of consolidated VIE (in Dollars and Yuan Renminbi)		23,900	58,151
Customers' refundable fees (in Dollars and Yuan Renminbi)		14,433	30,657
Accrued expenses and other payables (in Dollars and Yuan Renminbi)		69,174	75,630
Income tax payables (in Dollars and Yuan Renminbi)		11	1,590
Operating lease liabilities-current (in Dollars and Yuan Renminbi)		671	111
Income tax payables (in Dollars and Yuan Renminbi)		20,746	28,243
Operating lease liabilities, non-current (in Dollars and Yuan Renminbi)		¥ 130	¥ 29

[1]	Retrospectively restated to reflect the share consolidation effected on August 12, 2024, whereby every 5,625 ordinary shares of a par value US$0.0000001 per share were consolidated into one ordinary share of a par value US$0.0005625 per share (the “Share Consolidation”).